Pay vs Performance Disclosure		1 Months Ended	5 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Jun. 16, 2021	Jan. 23, 2021	May 24, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compen- sation Table Total for First PEO1 2	Summary Compen- sation Table Total for Second PEO[1] [2]	Compen- sation Actually Paid to First PEO[3]	Compen- sation Actually Paid to Second PEO[3]	Average Summary Compen- sation Table Total for non-PEO NEOs[4]	Average Compen- sation Actually Paid to non-PEO NEOs[5]	Value of Initial Fixed $100 Investment Based on:		Net Income[8]	Earnings Per Share[9]
							Company Total Share- holder Return[6]	Peer Group Total Share- holder Return[7]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$8,052,476	N/A	$7,889,221	N/A	$1,691,250	$1,640,899	$106.24	$101.92	$315,228	$6.18
2021	23,622,960	$1,196,558	22,378,121	$1,161,996	1,696,160	1,553,822	106.13	124.84	235,218	4.60
2020	4,373,514	934,618	6,180,513	957,222	1,380,084	1,769,005	104.81	89.37	56,539	1.12

Company Selected Measure Name						Earnings per share (EPS)
Named Executive Officers, Footnote [Text Block]						For 2022, Rob C. Holmes served as the sole principal executive officer (“PEO”) of the Company. For 2021, Rob C. Holmes (first PEO) and Larry L. Helm (second PEO) each served as PEOs for a portion of the year, Mr. Holmes from January 24, 2021 to December 31, 2021, and Mr. Helm from January 1, 2021 to January 24, 2021. For 2020, C. Keith Cargill (first PEO) and Larry L. Helm (second PEO) each served as PEOs for a portion of the year, Mr. Cargill from January 1, 2020 to May 25, 2020, and Mr. Helm from May 25, 2020 to December 31, 2020. Mr. Helm, the board Chairman, served as interim Chief Executive Officer after Mr. Cargill’s departure until Mr. Holmes’ election as CEO.The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding persons serving as PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding such PEOs) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, J. Matthew Scurlock, John W. Cummings, Tim J. Storms and Anna M. Alvarado; (ii) for 2021, Julie L. Anderson, Tim J. Storms and Anna M. Alvarado; and (iii) for 2020, Julie L. Anderson, Vince A. Ackerson and John G. Turpen.
Peer Group Issuers, Footnote [Text Block]						Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Bank Index (^BANK).
PEO Total Compensation Amount						$ 8,052,476
PEO Actually Paid Compensation Amount						$ 7,889,221
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the Company’s PEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEOs’ total reported compensation for each year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table Total For PEO	[Less] Reported Value of Equity Awards(a)	[Plus/Minus] Equity Award Adjustments(b)	[Less] Reported Change in the Actuarial Present Value of Pension Benefits(c)	[Plus/Minus] Pension Benefit Adjustments(d)	[Equals] Compensation Actually Paid to PEO
2022	Rob C. Holmes	$8,052,476	$(4,039,976)	$3,876,721	$—	$—	$7,889,221
2021	Rob C. Holmes	23,622,960	(17,179,310)	15,934,471	—	—	22,378,121
2021	Larry L. Helm	1,196,558	(750,056)	715,494	—	—	1,161,996
2020	C. Keith Cargill	4,373,514	(2,300,018)	4,107,017	—	—	6,180,513
2020	Larry L. Helm	934,618	(65,018)	87,622	—	—	957,222
(a)     The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, except that the Company’s outstanding performance-based RSUs granted June 16, 2021 are calculated using an aggregate performance factor of 133%. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Name of PEO	Year End Fair Value of Equity Awards Granted in Current Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	Rob C. Holmes	$3,473,856	$434,121	$—	$(31,256)	$—	$—	$3,876,721
2021	Rob C. Holmes	15,934,471	—	—	—	—	—	15,934,471
2021	Larry L. Helm	705,226	—	—	10,268	—	—	715,494
2020	C. Keith Cargill	4,976,402	(522,332)	—	(347,053)	—	—	4,107,017
2020	Larry L. Helm	133,399	—	—	(45,777)	—	—	87,622
(c)    The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)    There were no pension benefits adjustments for the years in the table.

Non-PEO NEO Average Total Compensation Amount						$ 1,691,250	$ 1,696,160	$ 1,380,084
Non-PEO NEO Average Compensation Actually Paid Amount						$ 1,640,899	1,553,822	1,769,005
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEOs), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEOs) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEOs) for each year to determine the compensation actually paid, using the same methodology described above in Note 3 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	[Less] Average Reported Value of Equity Awards	[Plus/Minus] Average Equity Award Adjustments(a)	[Less] Average Reported Change in the Actuarial Present Value of Pension Benefits	[Plus] Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,691,250	$(469,988)	$419,637	$—	$—	$1,640,899
2021	1,696,160	$(739,011)	596,672	—	—	1,553,822
2020	1,380,084	$(548,960)	937,881	—	—	1,769,005
(a)     The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in Current Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$409,865	$16,519	$—	$(6,747)	$—	$—	$419,637
2021	628,813	(49,534)	—	18,524	(1,131)	—	596,672
2020	1,105,411	(90,438)	—	(77,092)	—	—	937,881

Compensation Actually Paid vs. Total Shareholder Return [Text Block]						As demonstrated by the following graph, the amount of compensation actually paid to the PEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the PEOs) is generally aligned with the Company’s cumulative TSR over the three years presented in the table. Further, for 2022, the compensation “actually paid” to the PEO is substantially lower than the prior year while cumulative TSR is higher then the prior year. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to the PEOs and to the other NEOs is comprised of equity awards. As described in more detail in the section entitled “Compensation Discussion and Analysis”, the Company targets that more than 50% of the value of the PEOs total target compensation (and more than 30% of the value of the other NEOs’ total target compensation) is comprised of equity awards, including performance-based and time-based restricted stock units.
Compensation Actually Paid vs. Net Income [Text Block]
As demonstrated by the following table, the amount of compensation actually paid to the PEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the PEOs) is generally aligned with the Company’s net income over the three years presented in the table. The Company uses net income as a performance measure in the overall executive compensation program. As described in more detail in the section entitled “Compensation Discussion and Analysis”, the Company targets that approximately 30% of the value of total compensation awarded to the NEOs consists of amounts determined under the Company short-term annual incentive compensation plan, which is more correlated to Net Income than long-term compensation.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
As demonstrated by the following graph, the amount of compensation actually paid to Company’s PEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the PEOs) is generally aligned with the Company’s Earnings Per Share over the three years presented in the table. Although the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Earnings Per Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company has previously expressly utilized Earnings Per Share when setting goals in the Company’s annual incentive compensation (bonus) plan, as well as for setting goals for the performance-based RSUs that were awarded to the NEOs. While more recently the Company has moved away from utilizing Earnings Per Share in the future as an express performance measure, the Compensation Committee still considers Earnings Per Share in setting final overall pay. For more information regarding the information that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis”.

Total Shareholder Return Vs Peer Group [Text Block]						As demonstrated by the following graph, the Company’s cumulative TSR over the three year period presented in the table was $106.24, while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Bank Index, was $101.92 over the three years presented in the table. The Company’s cumulative TSR outperformed the Nasdaq Bank Index during the three years presented in the table, representing the Company’s financial performance as compared to the companies comprising the Nasdaq Bank Index peer group. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis”.
Total Shareholder Return Amount						$ 106.24	106.13	104.81
Peer Group Total Shareholder Return Amount						101.92	124.84	89.37
Net Income (Loss)						$ 315,228,000	$ 235,218,000	$ 56,539,000
Company Selected Measure Amount | $ / shares						6.18	4.60	1.12
PEO Name		Larry L. Helm	C. Keith Cargill	Larry L. Helm	Rob C. Holmes	Rob C. Holmes
Additional 402(v) Disclosure [Text Block]						Diluted earnings per common share.Non-interest expense divided by the sum of net interest income and non-interest income.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name						Earning per Share (EPS)
Non-GAAP Measure Description [Text Block]						Earnings per share (EPS) is defined as diluted earnings per common share. Although the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name						Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name						Return on Average Tangible Common Equity (ROTCE)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name						Efficiency Ratio
Holmes [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount							$ 23,622,960
PEO Actually Paid Compensation Amount							22,378,121
Helm [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount							1,196,558	$ 934,618
PEO Actually Paid Compensation Amount							1,161,996	957,222
Cargill [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount								4,373,514
PEO Actually Paid Compensation Amount								6,180,513
PEO [Member]
Pay vs Performance Disclosure [Table]
Equity Valuation Assumption, Restricted Stock Units, Aggregate Performance Factor	133.00%
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (4,039,976)
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						3,876,721
PEO [Member] | Adjustment, Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						3,473,856
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						434,121
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						(31,256)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						0
PEO [Member] | Holmes [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(17,179,310)
PEO [Member] | Holmes [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							15,934,471
PEO [Member] | Holmes [Member] | Adjustment, Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							0
PEO [Member] | Holmes [Member] | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							0
PEO [Member] | Holmes [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							15,934,471
PEO [Member] | Holmes [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							0
PEO [Member] | Holmes [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							0
PEO [Member] | Holmes [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							0
PEO [Member] | Holmes [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							0
PEO [Member] | Holmes [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							0
PEO [Member] | Helm [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							(750,056)	(65,018)
PEO [Member] | Helm [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							715,494	87,622
PEO [Member] | Helm [Member] | Adjustment, Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							0	0
PEO [Member] | Helm [Member] | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							0	0
PEO [Member] | Helm [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							705,226	133,399
PEO [Member] | Helm [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							0	0
PEO [Member] | Helm [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							0	0
PEO [Member] | Helm [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							10,268	(45,777)
PEO [Member] | Helm [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							0	0
PEO [Member] | Helm [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards							0	0
PEO [Member] | Cargill [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(2,300,018)
PEO [Member] | Cargill [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								4,107,017
PEO [Member] | Cargill [Member] | Adjustment, Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								0
PEO [Member] | Cargill [Member] | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								0
PEO [Member] | Cargill [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards								4,976,402
PEO [Member] | Cargill [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards								(522,332)
PEO [Member] | Cargill [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards								0
PEO [Member] | Cargill [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards								(347,053)
PEO [Member] | Cargill [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards								0
PEO [Member] | Cargill [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards								0
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(469,988)	(739,011)	(548,960)
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						419,637	596,672	937,881
Non-PEO NEO [Member] | Adjustment, Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0
Non-PEO NEO [Member] | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						409,865	628,813	1,105,411
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						16,519	(49,534)	(90,438)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						(6,747)	18,524	(77,092)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						0	(1,131)	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards						$ 0	$ 0	$ 0